Equity - Earnings Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Net (loss) income	$ (757,887)	$ 1,476,096	$ (12,355,727)	$ 5,255,730
Series A preferred stock dividend declared	(3,906)	(3,906)	(15,624)	(15,624)
Net (loss) income allocable to common stock	$ (761,793)	$ 1,472,190	$ (12,371,351)	$ 5,240,106
Weighted-average shares — basic and diluted	19,487,460	19,487,460	19,487,460	18,813,066
(Loss) earnings per share — basic and diluted	$ (0.04)	$ 0.08	$ (0.63)	$ 0.28